Reporting entity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reporting entity [Abstract]
Ownership of Shinhan Financial Group and its material consolidated subsidiaries
(b)	Ownership of Shinhan Financial Group and its consolidated subsidiaries as of December 31, 2016 and 2017 are as follows:

			Date of financial information	Ownership (%)
Investor	Investee (*1)	Location		2016	2017
Shinhan Financial Group Co., Ltd.	Shinhan Bank	Korea	December 31	100.0	100.0
”	Shinhan Card Co., Ltd.	”	”	100.0	100.0
”	Shinhan Investment Corp.	”	”	100.0	100.0
”	Shinhan Life Insurance Co., Ltd.	”	”	100.0	100.0
”	Shinhan Capital Co., Ltd.	”	”	100.0	100.0
”	Jeju Bank	”	”	68.9	68.9
”	Shinhan Credit Information Co., Ltd.	”	”	100.0	100.0
”	Shinhan Alternative Investment Management Inc (*3)	”	”	100.0	100.0
”	Shinhan BNP Paribas Asset Management Co., Ltd.	”	”	65.0	65.0
”	SHC Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan Data System	”	”	100.0	100.0
”	Shinhan Savings Bank	”	”	100.0	100.0
”	Shinhan AITAS Co., Ltd.	”	”	99.8	99.8
”	Shinhan REITs Management Co., Ltd. (*4)	”	”	—	100.0
Shinhan Bank	Shinhan Asia Limited	Hong Kong	”	99.9	99.9
”	Shinhan Bank America	USA	”	100.0	100.0
”	Shinhan Bank Europe GmbH	Germany	”	100.0	100.0
”	Shinhan Khmer Bank PLC (*2)	Cambodia	”	90.0	97.5
”	Shinhan Bank Kazakhstan Limited	Kazakhstan	”	100.0	100.0
”	Shinhan Bank Canada	Canada	”	100.0	100.0
”	Shinhan Bank (China) Limited	China	”	100.0	100.0
”	Shinhan Bank Japan	Japan	”	100.0	100.0
”	Shinhan Bank Vietnam Ltd.	Vietnam	”	100.0	100.0
”	Banco Shinhan de Mexico	Mexico	”	99.9	99.9
”	PT Bank Shinhan Indonesia (*2)	Indonesia	”	98.98	99.0
Shinhan Card Co., Ltd.	LLP MFO Shinhan Finance	Kazakhstan	”	100.0	100.0
”	PT. Shinhan Indo Finance	Indonesia	”	50.0	50.0
”	Shinhan Microfinance Co., Ltd.	Myanmar	”	100.0	100.0
Shinhan Investment Corp.	Shinhan Investment Corp. USA Inc.	USA	”	100.0	100.0
”	Shinhan Investment Corp. Asia Ltd.	Hong Kong	”	100.0	100.0
”	Shinhan Securities Vietnam Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Investment Corp.	PT. Shinhan Sekuritas Indonesia	Indonesia	December 31	99.0	99.0
Shinhan BNP Paribas Asset Management Co., Ltd.	Shinhan BNP Paribas Asset Management (Hong Kong) Limited	Hong Kong	”	100.0	100.0

(*1)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.

(*2)	As a result of unequal capital increase, the equity interest in Shinhan Khmer Bank PLC and the equity interest in PT Bank Shinhan Indonesia was changed.

(*3)	In 2017, Shinhan Private Equity Inc. changed its name to Shinhan Alternative Investment Management Inc.

(*4)	In 2017, the Group invested in the newly established company, which became in a subsidiary of the Group.

Consolidated structured entities
(c)	Consolidated structured entities

Consolidated structured entities are as follows:

Category	Consolidated structured entities	Description

Trust	18 trusts managed by Shinhan Bank including development trust	A trust is consolidated when the Group as a trustee is exposed to variable returns, for example, if principle or interest amounts of the entrusted properties falls below guaranteed amount, the Group should compensate it; and the Group has the ability to affect those returns.

Asset-Backed Securitization	MPC Yulchon Green I and 89 others	An entity for asset backed securitization is consolidated when the Group has the ability to dispose assets or change the conditions of the assets, is exposed to variable returns and has the ability to affect the variable returns providing credit enhancement and purchases of subordinated securities.

Structured Financing	SHPE Holdings One Co., Ltd. and 2 others	An entity established for structured financing relating to real estate, shipping, or mergers and acquisitions is consolidated, when the Group has granted credit to the entity, has sole decision-making authority of these entities due to the entities default, and is exposed to, or has rights to related variable returns.

Investment Fund	KoFC Shinhan Frontier Champ 2010-4 PEF and 73 others	An investment fund is consolidated, when the Group manages or invests assets of the investment funds on behalf of other investors, or has the ability to dismiss the manager of the investment funds, and is exposed to, or has rights to, the variable returns.

As of December 31, 2017, the Group provides credit enhancement for the consolidated structured entities providing ABCP purchase commitment amounting to ~~W~~1,900,646 million for the purpose of credit enhancement of the structure entities.